LEASE LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 5,415	$ 5,699
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,266	1,251
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	691	1,081
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	648	503
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	661	459
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	618	461
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 1,531	$ 1,944